Deferred royalty obligation	12 Months Ended
Dec. 31, 2021
Deferred Royalty Obligation [Abstract]
Deferred royalty obligation	Deferred royalty obligation
Royalty purchase agreement
On August 25, 2021, the Company entered into a royalty purchase agreement with certain entities managed by HCR for up to USD 325.0 million. Under the terms of the agreement, the Company received gross proceeds of USD 225.0 million upon closing (the “First Investment Amount”) and is eligible to receive an additional USD 75.0 million upon the first commercial sale of ZYNLONTA in the United Kingdom or any European Union country (the “Second Investment Amount”) and an additional USD 25.0 million based on a low nine-digit worldwide (excluding China, Hong Kong, Macau, Taiwan, Singapore and South Korea) net sales milestone for ZYNLONTA in 2022 (the “Third Investment Amount,” and together with the First Investment Amount and Second Investment Amount, the “Investment Amount”). Under the agreement, the Company is obligated to pay to HCR (i) a 7% royalty on the worldwide (excluding China, Hong Kong, Macau, Taiwan, Singapore and South Korea) net sales of ZYNLONTA and any product that contains ZYNLONTA and on any upfront or milestone payments the Company receives from licenses that it grants to commercialize ZYNLONTA or any product that contains ZYNLONTA in any region other than China, Hong Kong, Macau, Taiwan, Singapore and South Korea, (ii) a 7% royalty on the worldwide net sales of Cami and any product that contains Cami and on any upfront or milestone payments the Company receives from licenses that it grants to commercialize Cami or any product that contains Cami in the United States and Europe, and (iii) outside the United States and Europe, a 7% share of any upfront or milestone payments derived from licenses that the Company grants to commercialize Cami or any product that contains Cami and, in lieu of the royalty on net sales under such licenses, a mid-teen percentage share of the net royalty the Company receives from such licenses. These royalty rates are subject to potential upward adjustment, up to a maximum of 10%, based on performance tests in 2026 and 2027. The 7% royalty rates described above are subject to adjustment to a potential high-single-digit percentage royalty rate after September 30, 2026 and/or a 10% royalty rate after September 30, 2027, if the aggregate net sales and license revenue subject to royalty obligations in the preceding twelve months do not exceed certain mid-nine-digit milestones by such dates. The Company’s aggregate royalty obligations are capped at 2.50 times the amount paid by HCR under the agreement (approximately USD 562.5 million as of December 31, 2021), or at 2.25 times the amount paid by HCR under the agreement (approximately USD 506.3 million as of December 31, 2021) if HCR receives royalty payments exceeding a mid-nine-digit amount on or prior to March 31, 2029 (the “Royalty Cap”). Once the Royalty Cap is reached, the royalty purchase agreement will terminate.
Upon the occurrence of a change in control event, the Company is obligated to pay HCR an amount equal to the Royalty Cap, less any amounts the Company previously paid to HCR. If the change in control event occurs prior to the 36-month anniversary of the closing of the royalty purchase agreement, the Company is obligated to pay HCR an amount equal to 2.0 times the amount paid by HCR, less any amounts the Company previously paid to HCR pursuant to the agreement (approximately USD 450.0 million as of December 31, 2021). In addition, the Company retains the right, at any time after the 27-month anniversary of the closing of the royalty purchase agreement, to terminate the remaining royalty obligations under the agreement by paying HCR an amount equal to the Royalty Cap, less any amounts the Company previously paid to HCR pursuant to the agreement (such amount, the “Buyout Amount”), provided that HCR may instead elect to receive 50% of the Buyout Amount and continue to receive 50% of the royalty payments under the agreement but with the Royalty Cap reduced to reflect the Company’s payment of 50% of the Buyout Amount. During the year ended December 31, 2021, the Company received gross proceeds of USD 225.0 million before deducting transaction costs of USD 7.0 million, all of which were paid during 2021, which resulted in net proceeds of USD 218.0 million.
Accounting for royalty purchase agreement
The Company has evaluated the terms of the royalty purchase agreement and concluded that the features of the Investment Amount are similar to those of a debt instrument. Accordingly, the Company has accounted for the transaction as a short-term and long-term debt obligation which are recorded within Other current liabilities and Deferred royalty obligation, long-term, respectively, within the Company’s consolidated balance sheet. Interest expense is recorded in Financial expense within the Company’s consolidated statement of operation. The table below provides a rollforward of the Company’s debt obligation relating to the royalty purchase agreement.

(in KUSD)	As of December 31, 2021
Beginning liability balance	—
Proceeds from the sale of future royalties	225,000
Less: transaction costs	6,998
Less: royalty payments	213
Plus: interest expense	6,752
Plus: financial expense cumulative catch-up adjustment	936
Ending liability balance	225,477
As of December 31, 2021, the Company recorded a liability relating to the First Investment Amount. The Company will record liabilities associated with the Second and Third Investment Amounts when such contingent events occur. To determine the accretion of the liability related to the deferred royalty obligation, the Company is required to estimate the total amount of future royalty payments and estimated timing of such payment to HCR based on the Company's revenue projections as well as the achievement of the milestones associated with the Second and Third Investment Amounts. The Company used an independent valuation firm to assist in determining the total amount of future royalty payments and estimated timing of such payment to HCR using an option pricing Monte Carlo simulation model. The amount ultimately received by the Company will be accreted to the total amount of the royalty payments necessary to extinguish the Company’s obligation under the agreement, which will be recorded as interest expense over the life of the royalty purchase agreement. The estimate of this total interest expense resulted in an effective interest rate of 10%. As royalty payments are made to HCR, the balance of the debt obligation will be effectively repaid over the life of the royalty purchase agreement. During the year ended December 31, 2021, the Company made royalty payments of KUSD 213 to HCR.
Based on the Company's periodic review, the exact amount and timing of repayment is likely to be different each reporting period as compared to those estimated based on the Company's initial revenue projections. A significant increase or decrease in actual net sales of ZYNLONTA compared to the Company’s revenue projections, and regulatory approval and commercialization of Cami, as well as ZYNLONTA in other indications as well as licensing revenue could change the royalty rate and royalty cap due to HCR, which could materially impact the debt obligation as well as interest expense associated with the royalty purchase agreement. Also, the Company’s total obligation to HCR can vary depending on the achievement of the sales milestones described above as well as the timing of a change in control event. The Company will periodically assess the expected payments to HCR based on its underlying revenue projections and to the extent the amount or timing of such payments is materially different than its initial estimates it will record a cumulative catch-up adjustment. Under the cumulative catch-up method, the effective interest rate is not revised when actual or estimated net sales differ from those estimated as of the inception of the debt obligation. Instead, the carrying amount of the debt obligation is adjusted to an amount equal to the present value of the estimated remaining future payments, discounted by using the original effective interest rate as of the date on which the estimate changes. The adjustment to the carrying amount is recognized in earnings as an adjustment to Financial income (expense) in the period in which the change in estimate occurred. As of December 31, 2021, the Company determined there were changes to the initial revenue projections used in the valuation of the Deferred royalty obligation performed during the quarter ended September 30, 2021 and determined that an adjustment of KUSD 936 to Financial expense was warranted. The Company will continue to assess the expected payments to HCR based on its underlying revenue projections and to the extent the amount or timing of such payments is materially different than its initial estimates it will record a cumulative catch-up adjustment.